Consolidated Statement of Changes in Shareholders' Equity (Parenthetical) - shares	12 Months Ended
	Apr. 29, 2017	Apr. 30, 2016	May 02, 2015
Common stock options exercised, shares	31,000	111,000	83,000
Purchase of treasury stock related to stock-based compensation, shares	248,000	337,000
Treasury stock acquired, shares			477,000
Treasury stock repurchased, shares	2,019,798	2,763,142